Accounts and other receivables	9 Months Ended
Sep. 30, 2023
Accounts and other receivables
Accounts and other receivables

6. Accounts and other receivables

The Company’s accounts and other receivables are comprised of the following:

	September 30, 2023	December 31, 2022
	$	$

Trade accounts receivable	14,764,297	8,114,542
Tax receivable	70,487	88,874
Other receivables	57,175	127,704
	14,891,959	8,331,120